Revision of Prior Period Financial Statements - Schedule of Statements of Profit or Loss and Other Comprehensive Income (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
As Reported [Member]
Schedule of Statements of Profit or Loss and Other Comprehensive Income [Line Items]
Cost of revenue	$ (17,496,915)
Gross profit	2,525,614
Operating profit	1,186,076
Finance cost	(285,368)
Profit before tax	900,708
Income tax (expenses)/benefit	(141,676)
(Loss) profit for the year	759,032
Total comprehensive income for the year	785,963
Adjustment [Member]
Schedule of Statements of Profit or Loss and Other Comprehensive Income [Line Items]
Cost of revenue	46,784
Gross profit	46,784
Operating profit	46,784
Finance cost	(44,002)
Profit before tax	2,782
Income tax (expenses)/benefit	(474)
(Loss) profit for the year	2,308
Total comprehensive income for the year	2,308
As Revised [Member]
Schedule of Statements of Profit or Loss and Other Comprehensive Income [Line Items]
Cost of revenue	(17,450,131)
Gross profit	2,572,398
Operating profit	1,232,860
Finance cost	(329,370)
Profit before tax	903,490
Income tax (expenses)/benefit	(142,150)
(Loss) profit for the year	761,340
Total comprehensive income for the year	$ 788,271